Segmented information	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Segmented information	Segmented information
a) General information
The Company provides a wide range of mining and heavy civil construction services to customers in the resource development and industrial construction sectors within Australia, Canada, and the United States. A significant portion of services are primarily focused on supporting the construction and operation of surface mines. The Company considers the basis on which it is organized, including geographic areas, to identify its operating segments. Operating segments of the Company are defined as components of the Company for which separate financial information is available and are evaluated regularly by the chief operating decision maker when allocating resources and assessing performance. The chief operating decision makers ("CODMs") are the President & CEO and the CFO of the Company.
The Company’s reportable segments are Heavy Equipment - Canada, Heavy Equipment - Australia, and Other. Heavy Equipment - Canada and Heavy Equipment - Australia include all of aspects of the mining and heavy civil construction services provided within those geographic areas. Other includes mine management contract work in the United States, external maintenance and rebuild programs and equity method investments.
Segment performance is evaluated by the CODMs based on gross profit and is measured consistently with gross profit in the consolidated financial statements. Inter-segment revenues are eliminated on consolidation and reflected in the Eliminations column.
b) Results by reportable segment

Year ended December 31, 2025	Heavy Equipment - Australia	Heavy Equipment - Canada	Other	Eliminations	Total
Revenue from external customers	$689,899	$579,117	$14,766	$—	$1,283,782
Revenue from intersegment transactions	332	—	6,580	(6,403)	509
Cost of sales	488,414	407,922	14,734	(6,295)	904,775
Depreciation expense	86,720	132,610	—	(2,098)	217,232
Segment gross profits	115,097	38,585	6,612	1,990	162,284
Purchase of property, plant and equipment	209,057	72,038	—	—	281,095

Year ended December 31, 2024	Heavy Equipment - Australia	Heavy Equipment - Canada	Other	Eliminations	Total
Restated Notes 2, 24
Revenue from external customers	$590,901	$555,301	$19,457	$—	$1,165,659
Revenue from intersegment transactions	—	—	27,742	(27,614)	128
Cost of sales	393,688	366,408	37,306	(26,602)	770,800
Depreciation expense	64,991	121,511	—	(1,497)	185,005
Segment gross profits	132,222	67,382	9,893	485	209,982
Purchase of property, plant and equipment	195,890	107,866	—	—	303,756
Revenue from intersegment transactions includes transactions with the Company's joint ventures accounted for using the equity method which are not eliminated upon consolidation.
Segment assets

	December 31, 2025	December 31, 2024
		Restated Notes 2, 24
Heavy Equipment - Australia	$1,216,293	$987,634
Heavy Equipment - Canada	1,225,651	1,142,414
Other	318,084	343,690
Eliminations	(940,275)	(779,238)
	$1,819,753	$1,694,500
c) Reconciliation
Income before income taxes

Year ended December 31,	2025	2024
		Restated Notes 2, 24
Total gross profit for reportable segments	$162,284	$209,982
Less: unallocated corporate items:
General and administrative costs	50,326	54,560
Amortization of intangible assets	1,955	1,391
Loss on disposal of property, plant and equipment	822	767
Equity loss (earnings) in affiliates and joint ventures	11,331	(15,299)
Interest expense	58,931	59,340
Change in fair value of contingent obligations	(26,909)	53,206
Loss (gain) on derivative financial instruments	9,354	(3,952)
Income before income taxes	$56,474	$59,969
d) Geographic information
Revenue

	2025	2024
Australia	$689,986	$590,901
Canada	588,859	566,669
United States	5,446	8,217
	$1,284,291	$1,165,787
Revenue from external customers is attributed to countries on the basis of the customer's location.
Long lived assets

	2025	2024
Australia	$729,993	$584,363
Canada	657,124	699,979
	$1,387,117	$1,284,342
Long lived assets consists of property, plant and equipment, lease assets, deferred tax assets, and other assets including intangibles. Geographic information is attributed to countries based on the location of the assets.